Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Amount reclassified from accumulated OCI to income (before-tax)	$ 0	$ 0
Tax benefit (expense)	152	285
Cash flow hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(662)	137
Change in the value of the hedging instrument recognized in OCI (before-tax)	(328)	(1,833)
Amount reclassified from accumulated OCI to income (before-tax)	(188)	749
Tax benefit (expense)	152	285
Ending balance of AOCI - hedge reserve (after-tax)	(1,026)	(662)
Hedge ineffectiveness gains (losses) recognized in income	1	(4)
Cash flow hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(13)	(7)
Change in the value of the hedging instrument recognized in OCI (before-tax)	609	(615)
Amount reclassified from accumulated OCI to income (before-tax)	(628)	607
Tax benefit (expense)	5	2
Ending balance of AOCI - hedge reserve (after-tax)	(27)	(13)
Hedge ineffectiveness gains (losses) recognized in income		(3)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(655)	68
Change in the value of the hedging instrument recognized in OCI (before-tax)	(649)	(963)
Amount reclassified from accumulated OCI to income (before-tax)	200	(18)
Tax benefit (expense)	134	258
Ending balance of AOCI - hedge reserve (after-tax)	(970)	(655)
Hedge ineffectiveness gains (losses) recognized in income	1	(1)
Cash flow hedges [member] | Equity share price risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	6	76
Change in the value of the hedging instrument recognized in OCI (before-tax)	(288)	(255)
Amount reclassified from accumulated OCI to income (before-tax)	240	160
Tax benefit (expense)	13	25
Ending balance of AOCI - hedge reserve (after-tax)	(29)	6
NIFO hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(2,136)	154
Change in the value of the hedging instrument recognized in OCI (before-tax)	(838)	(2,421)
Tax benefit (expense)	26	131
Ending balance of AOCI - hedge reserve (after-tax)	$ (2,948)	$ (2,136)